GOODWILL OF THE GROUP (Tables)	12 Months Ended
Dec. 31, 2019
The Group [member]
GOODWILL OF THE GROUP (Tables) [Line Items]
Disclosure of reconciliation of changes in goodwill [text block]
	2019	2018
	£m	£m
At 1 January and 31 December	474	474
Cost[1]	814	828
Accumulated impairment losses	(340)	(354)
At 31 December	474	474
1	For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.